Significant contingent liabilities and unrecognized contract commitments (Details Narrative)	Jun. 01, 2022 USD ($)	Jun. 01, 2022 TWD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2024 TWD ($)
Notes and other explanatory information [abstract]
Acquire building	$ 3,917,368	$ 128,000,000
Deposit percentage			10.00%	10.00%
Deposit remaining percentage			90.00%	90.00%
Deposit remaining amount			$ 3,525,631	$ 115,200,000